UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland February 4, 2010

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	44

Form 13F Information Table Value Total:	114529

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AbitibiBowater Inc.            COM                             591    24974 SH       SOLE                    24974
Alcoa, Inc.                    COM              013817101     3351   217730 SH       SOLE                   217730
American Express Co.           COM              025816109     3114    72565 SH       SOLE                    72565
Amgen Inc.                     COM              031162100      287     5220 SH       SOLE                     5220
Apple Inc.                     COM              037833100     6082    18854 SH       SOLE                    18854
Applied Materials Inc.         COM              038222105     1168    83100 SH       SOLE                    83100
Bank of America Corp           COM              060505104     1523   114173 SH       SOLE                   114173
Bristol-Myers Squibb Co.       COM              110122108     2546    96158 SH       SOLE                    96158
Capital One Financial Corp.    COM              14040H105      320     7520 SH       SOLE                     7520
Caterpillar Inc                COM              149123101      332     3545 SH       SOLE                     3545
Cisco Systems Inc.             COM              17275R102     2000    98875 SH       SOLE                    98875
Citigroup, Inc.                COM              172967101     1366   288800 SH       SOLE                   288800
Costco Wholesale Corp          COM              22160K105     4152    57500 SH       SOLE                    57500
Deere & Company                COM              244199105      415     5000 SH       SOLE                     5000
Discover Financial Services    COM              254709108     2727   147150 SH       SOLE                   147150
DuPont de Nemours & Co.        COM              263534109     2859    57325 SH       SOLE                    57325
EMC Corporation                COM              268648102     4419   192960 SH       SOLE                   192960
Energy Transfer Partners LP    COM              29273R109     2412    46550 SH       SOLE                    46550
Exxon Mobil Corporation        COM              30231G102     3701    50619 SH       SOLE                    50619
Flextronics International Ltd. COM              Y2573F102     3858   491460 SH       SOLE                   491460
General Electric Co            COM              369604103     3113   170227 SH       SOLE                   170227
Hartford Financial Services    COM              416515104     3691   139344 SH       SOLE                   139344
Honeywell Intl Inc             COM              438516106     3760    70724 SH       SOLE                    70724
IBM Corp                       COM              459200101     6402    43620 SH       SOLE                    43620
Intel Corporation              COM              458140100     4047   192444 SH       SOLE                   192444
JPMorgan Chase & Co            COM              46625H100     3142    74079 SH       SOLE                    74079
Legg Mason Inc.                COM              524901105     3771   103965 SH       SOLE                   103965
Lowes Companies Inc.           COM              548661107     3389   135113 SH       SOLE                   135113
Micron Technology Inc          COM              595112103     1092   136160 SH       SOLE                   136160
Microsoft Corporation          COM              594918104     3286   117738 SH       SOLE                   117738
Motorola Inc.                  COM              620076109      938   103402 SH       SOLE                   103402
Nokia Corporation              COM              654902204      766    74195 SH       SOLE                    74195
Pfizer Inc.                    COM              717081103     2491   142236 SH       SOLE                   142236
Seagate Technology             COM              G7945M107     1252    83322 SH       SOLE                    83322
Telkonet, Inc.                 COM              879604106      192  1747200 SH       SOLE                  1747200
Teva Pharmaceutical            COM              881624209     3076    58999 SH       SOLE                    58999
Texas Instruments, Inc.        COM              882508104     3929   120900 SH       SOLE                   120900
Tractor Supply Co.             COM              892356106     3891    80250 SH       SOLE                    80250
Verizon Communications, Inc.   COM              92343V104     4401   122990 SH       SOLE                   122990
Wells Fargo & Co               COM              949746101     2569    82898 SH       SOLE                    82898
Windstream Corporation         COM              97381W104      231    16600 SH       SOLE                    16600
Wyndham Worldwide Corp         COM              98310W108     3984   132965 SH       SOLE                   132965
eBay Inc.                      COM              278642103     3893   139876 SH       SOLE                   139876
Storage Computer Corp.                          86211A101        0   114275 SH       SOLE                   114275